EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 150,154	$ 144,540	$ 133,449
Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	150,154
Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	130,596
Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,110
Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Cash | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	245
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		193
Cash | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Cash | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	245
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		193
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,110
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	4,110
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	65,139
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		53,022
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	65,139
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		53,022
Equity mutual funds | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	65,212
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		74,301
Equity mutual funds | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	65,212
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		74,301
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	15,448
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		14,273
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		127,516
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		2,751
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount	$ 134,706	$ 130,267